Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred revenue	$ 0	$ 0	$ 0	$ 0
Disputed liabilities	31,858	31,858
Cash and cash equivalents	483,188	58,234	315,957
Accounts receivable	1,419,557	1,213,991	1,290,637
Bad debts		14,588	323
Inventories	1,284,751	1,216,562	830,504
Total identifiable intangible assets	3,242,239	3,189,371
Total goodwill		491,000
Total accumulated amortization	324,293	265,017
Total intangible assets	3,408,946	3,468,222	$ 3,680,371
Federal deposit insurance corporation (fdic), amount		250,000
Assembled Workforce [Member]
Total goodwill	21,000	21,000
Unidentified Intangible Value [Member]
Total goodwill	$ 470,000	$ 470,000
Vehicles [Member]
Estimated useful lives	5 years	5 years
Office Furniture and Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Estimated useful lives	15 years	15 years
Equipment [Member]
Estimated useful lives	3 years	3 years
San Diego Farmers Outlet, Inc [Member] | Trade Name [Member]
Total identifiable intangible assets	$ 193,000	$ 193,000
San Diego Farmers Outlet, Inc [Member] | Wholesale Customer Relationships [Member]
Total identifiable intangible assets	226,000	226,000
Seaport Meat Company's [Member] | Trade Name [Member]
Total identifiable intangible assets	449,000	449,000
Seaport Meat Company's [Member] | Wholesale Customer Relationships [Member]
Total identifiable intangible assets	$ 2,334,239	$ 2,334,239